Non-Covered Loans and Allowance for Non-Covered Loan Losses (Details 2) (Plains Capital, Non-covered loans, Acquired Impaired, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Plains Capital | Non-covered loans | Acquired Impaired
Carrying values and the outstanding contractual balances of the PCI loans
Carrying amount	$ 100,392	$ 166,780
Outstanding balance	141,983	222,674
Changes in the accretable yield for the acquired impaired loans
Balance, beginning of period	17,553	18,427
Additions	622
Increases in expected cash flows	18,793
Disposals of loans	(3,692)	(22)
Accretion	(15,675)	(852)
Balance, end of period	$ 17,601	$ 17,553